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JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

August 21, 2015

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust
Securities Act File No. 333-170122
Post-Effective Amendment No. 294
Investment Company Act File No. 811-22487
Amendment No. 296

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 294 (“PEA No. 294”) to the Trust’s Registration Statement pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend Post Effective Amendment No. 170 (“PEA No. 170”) the Registration Statement for Deutsche X-trackers Developed Markets Multifactor ETF, Deutsche X-trackers Emerging Markets Multifactor ETF and Deutsche X-trackers US Multifactor ETF (each, a “Fund”) filed on December 29, 2014 (Accession No. 0001193125-14-455285) reflecting that Deutsche X-trackers Developed Markets Multifactor ETF will now track the FTSE Developed ex US Comprehensive Factor Index, Deutsche X-trackers Emerging Markets Multifactor ETF will now track the FTSE Emerging Comprehensive Factor Index, and Deutsche X-trackers US Multifactor ETF will now track the Russell 1000 Comprehensive Factor Index, and revising the applicable disclosure with respect to each Fund to reflect these changes. PEA No. 294 removes all references to any other series described in PEA No. 170, filed on December 29, 2014 (Accession No. 0001193125-14-455285). This filing should have no effect on the existing series of the Trust, other than the series included in PEA No. 170, as described above. No fees are required in connection with this filing.

Should you have any questions regarding PEA No. 294 or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz